OTHER FINANCIAL ASSETS - Schedule of composition by currencies of other financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Financial Assets [Line Items]
Type of currency	$ 209,304	$ 519,032
Brazilian real
Other Financial Assets [Line Items]
Type of currency	18,767	19,589
Chilean peso
Other Financial Assets [Line Items]
Type of currency	6,440	5,847
Colombian peso
Other Financial Assets [Line Items]
Type of currency	1,461	1,716
Euro
Other Financial Assets [Line Items]
Type of currency	7,974	6,791
U.S.A dollar
Other Financial Assets [Line Items]
Type of currency	171,852	482,544
Other currencies
Other Financial Assets [Line Items]
Type of currency	$ 2,810	$ 2,545